Variable Interest Entities ("VIE") (Tables)	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Bareboat Charters
A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charter with the lessor VIE as of June 30, 2022, is shown below:

(in thousands of $)	2022 (1)	2023	2024	2025	2026	2027+
Hilli (2)	56,831	110,019	105,459	100,673	96,000	113,414
(1) For the six months ending December 31, 2022.
(2) The payment obligations above include variable rental payments due under the lease based on an assumed LIBOR plus margin.

Schedule of Variable Interest Entities
The assets and liabilities of the lessor VIE that most significantly impact our unaudited consolidated balance sheet as of June 30, 2022 and December 31, 2021, are as follows:

(in thousands of $)	June 30, 2022	December 31, 2021
Assets
Restricted cash and short-term deposits	16,735	16,523

Liabilities
Debt:
Current portion of long-term debt and short-term debt (1)	(359,572)	(380,554)
Long-term debt (1)	(186,808)	(216,313)
	(546,380)	(596,867)
(1) Where applicable, these balances are net of deferred finance charges.

The most significant impact of the lessor VIE's operations on our unaudited consolidated statements of operations, and unaudited consolidated statements of cash flows are as follows:

(in thousands of $)	Six months ended June 30,
	2022	2021
Continuing operations
Statement of operations
Interest expense	2,878	2,752

Statement of cash flows
Net debt repayments	(50,570)	(49,704)
Net debt receipts	—	1,513

(in thousands of $)	Six months ended June 30,
	2022	2021
Discontinued operations
Statement of operations
Interest expense	3,814	10,976

Statement of cash flows
Net debt repayments	—	(44,149)
Net debt receipts	—	9,850
Financing costs paid	—	(350)
The assets and liabilities of Hilli LLC(1) that most significantly impact our unaudited consolidated balance sheet are as follows:

(in thousands of $)	June 30, 2022	December 31, 2021
Balance sheet
Current assets	105,809	157,643
Non-current assets	1,693,094	1,280,217
Current liabilities	(394,467)	(444,352)
Non-current liabilities	(242,814)	(270,371)
(1) As Hilli LLC is the primary beneficiary of the Hilli Lessor VIE (see above) the Hilli LLC balances include the Hilli Lessor VIE.

The most significant impact of Hilli LLC VIE's operations on our unaudited consolidated statements of income, and unaudited consolidated statements of cash flows, are as follows:

(in thousands of $)	Six months ended June 30,
	2022	2021
Statement of operations
Liquefaction services revenue	123,421	110,134
Realized and unrealized gain on oil and gas derivative instruments	447,257	84,165

Statement of cash flows
Net debt repayments	(50,570)	(49,704)
Net debt receipts	—	1,513
Cash dividends paid	(25,305)	(16,702)
The assets and liabilities of Gimi MS that most significantly impact our unaudited consolidated balance sheet are as follows:

(in thousands of $)	June 30, 2022	December 31, 2021
Balance sheet
Current assets	235	7,107
Non-current assets	1,093,723	877,835
Current liabilities	(18,340)	(18,127)
Non-current liabilities	(515,236)	(389,244)

The most significant impact of Gimi MS VIE's operations on our unaudited consolidated statements of cash flows, is as follows:

(in thousands of $)	Six months ended June 30,
	2022	2021
Statement of cash flows
Additions to asset under development	175,230	168,392
Capitalized financing costs	(2,080)	(3,259)
Net debt receipts	125,000	110,000
Proceeds from subscription of equity interest	11,270	12,812